Share Capital	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Share Capital (Expressed in Canadian $000’s except per share amounts)

8.	Share Capital

a) Authorized

Unlimited number of common shares with voting rights.

Unlimited number of preferred shares, issuable in series.

b) Issued

	Number of Common Shares	Amount $
Outstanding, September 30, 2010	317,583,611	74,742
Common shares issued to acquire property (note 4)	2,700,018	1,890
Common shares issued upon exercise of options and warrants	38,965,112	34,047
Equity effect on exercise of options and warrants	-	3,745
Outstanding, September 30 2011	359,248,741	114,424
Common shares issued upon exercise of options	386,667	80
Equity effect on exercise of options	-	37
Outstanding, September 30, 2012	359,635,408	114,541

c) Warrants
	Outstanding September 30, 2011	Expired	Outstanding September 30, 2012	Weighted Average Exercise Price $	Deemed Value $
Warrants issued on private placement	14,500,000	(14,500,000)	-	1.034	1,665
Warrants issued on private placement (i)	24,445,706	-	24,445,706	0.414	1,168
Outstanding, end of period	38,945,706	(14,500,000)	24,445,706	0.414	2,833
(i)	The Company issued 27,095,068 common share purchase warrants in conjunction with an equity raise during the fiscal year ended September 30, 2010. As of September 30, 2012, there are 24,445,706 common share purchase warrants outstanding with an exercise price of $0.414 per share, of which 12,325,008 expire on March 17, 2015, 11,088,539 expire on April 1, 2015 and 1,032,159 expire on April 9, 2015.
The fair values of the warrants issued were estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculations are noted below:

2010
Risk-free interest rate	1.95%
Expected life	3.1 years
Expected volatility	71.3%
Fair value per whole warrant	$0.048

The remaining fair value of the warrants issued is $1,168 at September 30, 2012 (September 30, 2011 - $1,168), which was allocated from the gross proceeds received on the private placement.

d) Performance warrants

			September 30, 2012
	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of period	10,150,000	0.207	3.52
Forfeited	(2,900,000)	0.207	-
Balance, end of period	7,250,000	0.207	2.52

On April 6, 2010, the Company issued the equivalent of 10,150,000 performance warrants to officers of the Company. These performance warrants have an equivalent exercise price of $0.207 per share, a term of five years, are exercisable into one common share per performance warrant and vest in four equal increments with the initial increment occurring on a liquidity event for the Company. The RTO was the initial liquidity event for the performance warrants, and the initial liquidity price was equal to $0.352, the Zodiac Exploration Inc. equivalent price ($0.51 divided by 1.45) of the subscription receipt financing. The remaining warrants became exercisable in increments of 25% with each increase in the market price of the common shares of 33% from the original liquidity price, with 100% of the performance warrants being exercisable upon the achievement of a common share price equal to two times the initial liquidity price. All performance warrants vested in 2011. On July 29, 2012, 2,900,000 performance warrants held by a former officer were cancelled.

The fair value of the performance warrants issued was estimated as at the grant date using the Black-Scholes option pricing model. The compensation expense is recognized over the then expected vesting term. The estimate of this expense is adjusted for subsequent changes in the expected or actual outcome of the vesting requirements and any changes to this expense are recorded in the period of the change. The assumptions used in the calculation are noted below:

Risk-free interest rate	1.75%
Expected life	2.6 years
Expected volatility	75.4%
Fair value per whole warrant	$0.097

Compensation expense recognized for the twelve months ended September 30, 2012 was $73 (twelve months ended September 30, 2011 - $265). As a non-cash compensation expense, with an offsetting credit to contributed surplus. Since issuance, approximately 98% of the originally estimated fair value of the performance warrants has been recognized as compensation expense.

e) Stock options outstanding

Under the share option plan of the Company (the “Plan”), established on September 28, 2010, the number of common shares to be reserved and authorized for issuance pursuant to options granted under the Plan cannot exceed 10% of the total number of issued and outstanding shares of the Company. The 10% limit includes shares reserved for issuance upon the exercise of the performance warrants (Note 8 (d)). All currently issued options have terms of five years and vest over two to three years; the term, the vesting period and the price are determined at the discretion of the Board of Directors. However, the maximum option term shall not exceed five years.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2012, and for changes that occurred during the nine month period then ended:

			September 30, 2012
	Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of period	14,717,250	0.534	3.74
Granted	1,780,000	0.244	4.12
Forfeited	(6,532,500)	0.516	-
Exercised	(386,667)	0.207	-
Balance, end of period	9,578,083	0.487	2.93

As at September 30, 2012, the Company had 2,720,417 options granted but not yet vested.

The following table summarizes information about the Company’s stock options outstanding at September 30, 2011, and for changes that occurred during the year then ended:

			September 30, 2011
	Equivalent Number of Options	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)
Balance, beginning of year	9,748,834	0.273	3.19
Granted	6,410,000	0.861	4.52
Forfeited	(1,100,834)	0.370	-
Exercised	(340,750)	0.295	-
Balance, end of year	14,717,250	0.534	3.74

f) Stock-based compensation

During the twelve months ended September 30, 2012, the Company granted 1,780,000 options to officers, directors, employees and consultants (twelve months ended September 30, 2011 – 6,410,000). The terms of the grant are consistent with the Plan and options are exercisable at an average price of $0.244 per option and expire five years after the grant date. The fair value of the options granted is estimated as at the grant date using the Black-Scholes option pricing model. The weighted average assumptions used in the calculation are noted below:

	2012	2011
Risk-free interest rate	1.12%	1.86%
Expected life	3.0 years	3.0 years
Expected volatility	71.11%	71.11%
Forfeiture rate	1.94%	1.94%
Fair value per option	$0.089	$0.412

Compensation expense recognized for the twelve months ended September 30, 2012 was $233 (twelve months ended September 30, 2011 - $1,612). Of the total compensation expense for the twelve months ended September 30, 2012, $426 (September 30, 2011 - $1,281) has been recorded as a stock-based compensation expense related to options issuances and $(193) (September 30, 2011 - $331) has been capitalized for options issued to employees and consultants directly involved in exploration activities. The total amount has been recorded with an offsetting credit to contributed surplus.

g) Per share data

Basic earnings per share are calculated based on the weighted average number of shares outstanding during the twelve months ended September 30, 2012 of 359,635,408 (September 30, 2011 – 333,580,968). The treasury stock method is used for the calculation of diluted loss per share. Under this method, it is assumed that proceeds from the exercise of dilutive securities are used by the Company to repurchase Company shares at the average price during the period. Application of this methodology was anti-dilutive for the period. The issued and outstanding warrants, performance warrants, and vested stock options of 24,445,706, 7,250,000 and 6,857,666, respectively, were not dilutive as the Company is in a loss position.